CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Contract Liabilities
SCHEDULE OF CONTRACT LIABILITIES

As of December 31, 2025 and 2024, contract liability consists of:

	As of December 31,
	2025	2024
Educational revenue paid in advance	$3,479,968	$1,731,378
Advance bookings for lodges	406,377	-
	$3,886,345	$1,731,378

SCHEDULE OF RECONCILIATION OF DEFERRED REVENUE

A reconciliation of contract liability for the years ended December 31, 2025 and 2024 are as follows:

	As of December 31,
	2025	2024
Contract liabilities, beginning balance	$1,731,378	$2,750,137
Addition	3,830,631	1,265,624
Revenue earned	(1,675,664)	(2,284,383)
Contract liabilities, ending balance	$3,886,345	$1,731,378